Commitments and Contingencies - Charter Hire (Table) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Minimum Future Charter Revenues for the year ending
2020	$ 125,783
2021	114,794
2022	103,824
2023	103,824
2024	103,935
2025 and thereafter	550,541
Total	$ 1,102,701